Unsold Vacation Interests, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Unsold Vacation Interests, Net [Abstract]
Inventory Disclosure [Text Block]

Note 9	— Unsold Vacation Interests, Net
Unsold Vacation Interests, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Completed unsold Vacation Interests, net	$252,455	$268,007
Undeveloped land	38,872	38,786
Vacation Interest construction in progress	9,161	9,074
Unsold Vacation Interests, net	$300,488	$315,867

Activity related to unsold Vacation Interests, net for the periods presented below consisted of the following (in thousands):

	Three Months ended March 31,
	2013	2012
Balance, beginning of period	$315,867	$256,805
Vacation Interest cost of sales	(17,846)	(8,231)
Inventory recovery activity - North America	(455)	4
Inventory recovery activity - Europe	849	2,453
Open market and bulk purchases	400	271
Accrued bulk purchases	1,467	—
Capitalized legal, title and trust fees	745	733
Construction in progress	452	231
Loan default recoveries	686	3,226
Effect of foreign currency translation	(1,952)	1,121
Other	275	(88)
Balance, end of period	$300,488	$256,525

See Note 2— Summary of Significant Accounting Policies set forth in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in unsold Vacation Interest.

Unsold Vacation Interests, Net
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Activity related to unsold Vacation Interests, net for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance, beginning of period	$256,805	$190,565
Vacation Interest cost of sales	(32,150)	9,695
Purchases in connection with business combinations	33,888	23,125
Inventory recovery activity capitalized - North America	27,002	12,014
Inventory recovery activity - Europe	15,469	6,272
Open market and bulk purchases	4,988	1,794
Capitalized legal, title and trust fees	2,830	2,861
Construction in progress	2,067	1,749
Loan default recoveries	3,415	5,259
Transfers (to) from assets held for sale	(431)	2,750
Transfers from assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	—	1,589
Effect of foreign currency translation	1,280	(543)
Other	704	(325)
Balance, end of period	$315,867	$256,805

See Note 2— Summary of Significant Accounting Policies for discussions on unsold Vacation Interests.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $10.1 million, $23.1 million, $30.4 million and $3.5 million in Unsold Vacation Interests. See Note 21— Business Combinations for further details on these acquisitions.
Unsold Vacation Interests, net consisted of the following as of December 31 (in thousands):

	2012	2011
Completed unsold Vacation Interests, net	$268,007	$221,062
Undeveloped land	38,786	31,553
Vacation Interest construction in progress	9,074	4,190
Unsold Vacation Interests, net	$315,867	$256,805

Schedule of Inventory, Current [Table Text Block]
Unsold Vacation Interests, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Completed unsold Vacation Interests, net	$252,455	$268,007
Undeveloped land	38,872	38,786
Vacation Interest construction in progress	9,161	9,074
Unsold Vacation Interests, net	$300,488	$315,867

Activity related to unsold Vacation Interest [Table Text Block]
Activity related to unsold Vacation Interests, net for the periods presented below consisted of the following (in thousands):

	Three Months ended March 31,
	2013	2012
Balance, beginning of period	$315,867	$256,805
Vacation Interest cost of sales	(17,846)	(8,231)
Inventory recovery activity - North America	(455)	4
Inventory recovery activity - Europe	849	2,453
Open market and bulk purchases	400	271
Accrued bulk purchases	1,467	—
Capitalized legal, title and trust fees	745	733
Construction in progress	452	231
Loan default recoveries	686	3,226
Effect of foreign currency translation	(1,952)	1,121
Other	275	(88)
Balance, end of period	$300,488	$256,525

Activity related to unsold Vacation Interests, net for the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Balance, beginning of period	$256,805	$190,565
Vacation Interest cost of sales	(32,150)	9,695
Purchases in connection with business combinations	33,888	23,125
Inventory recovery activity capitalized - North America	27,002	12,014
Inventory recovery activity - Europe	15,469	6,272
Open market and bulk purchases	4,988	1,794
Capitalized legal, title and trust fees	2,830	2,861
Construction in progress	2,067	1,749
Loan default recoveries	3,415	5,259
Transfers (to) from assets held for sale	(431)	2,750
Transfers from assets to be disposed but not actively marketed (prepaid expenses and other assets, net)	—	1,589
Effect of foreign currency translation	1,280	(543)
Other	704	(325)
Balance, end of period	$315,867	$256,805